BUSINESS COMBINATIONS AND DISPOSITIONS (Details 2) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2011 Laffans Petrochemicals Limited	Dec. 31, 2011 Laffans Petrochemicals Limited	Dec. 31, 2010 Laffans Petrochemicals Limited	Apr. 02, 2011 Laffans Petrochemicals Limited	Dec. 31, 2011 Ciba's textile effects business	Dec. 31, 2010 Ciba's textile effects business	Dec. 31, 2009 Ciba's textile effects business
Acquisition cost
Cash payments made				$ 23
Fair value of assets acquired and liabilities assumed:
Accounts receivable				9
Inventories				2
Other current assets				2
Property, plant and equipment				12
Accounts payable				(3)
Accrued liabilities				(1)
Other noncurrent liabilities				(1)
Total fair value of net assets acquired				23
Estimated pro forma revenues and net income (loss) attributable to business acquisition
Revenues	8,603	11,235	9,301
Net income attributable to Huntsman International	150	254	181
Additional extraordinary gain(loss) on the acquisition					$ 4	$ (1)	$ 6